Feb. 28, 2018

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares S&P 500 Minimum Variance Portfolio

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares S&P 500 Minimum Variance Portfolio (the “Fund”)

At a meeting held on April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust II approved a reduction in the annual unitary management fee for the Fund to 0.10% of the Fund’s average daily net assets, effective April 20, 2018. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.10%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(1)	0.10%

(1)	Effective April 20, 2018, Invesco PowerShares Capital Management LLC (the “Adviser”) has contractually reduced the Fund’s unitary management fee from 0.13% to 0.10%. Management Fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

•	The following replaces the section titled “Example” on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$10	$32

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED OR REVISED, IF APPLICABLE, AND TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

PowerShares S&P 500 Minimum Variance Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust II (the “Trust”) approved changing the Funds’ names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares S&P 500 Minimum Variance Portfolio	Invesco S&P 500 Minimum Variance ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.